Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Segment Reporting, Disclosure Of Other Information About Entitys Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
11.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin

March 31, 2012
Segments:
Metal Cutting	$108,650	$65,475	$43,175
License Fees	23,333	-	23,333
Unit Sales	-	-	-
	$131,983	$65,475	$66,508

March 31, 2011
Segments:
Metal Cutting	$25,655	$21,274	$4,381
License Fees	73,333	-	73,333
Unit Sales	-	-	-
	$98,988	$21,274	$77,714

10.       Segment Information

The following information is the results of our operating revenue segments:

	Revenue	Costs	Margin

December 31, 2011
Segments:
Unit Sales	$-	$-	$-
License Fees	243,332	-	243,332
Metal Cutting	138,560	42,946	95,614
	$381,892	$42,946	$338,946

December 31, 2010
Segments:
Unit Sales	$1,855,000	$658,637	$1,196,363
License Fees	146,666	-	146,666
Metal Cutting	34,572	71,308	(36,736)
	$2,036,238	$729,945	$1,306,293